Consolidated Statements of Cash Flows - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income/(loss)	CAD 397,416,000	CAD (1,523,403,000)	CAD 299,076,000
Non-cash items add/(deduct):
Depletion, depreciation and accretion	328,964,000	508,179,000	567,642,000
Asset impairment	301,171,000	1,352,428,000
Changes in fair value of derivative instruments	105,026,000	169,336,000	(242,038,000)
Deferred income tax expense/(recovery)	(234,847,000)	(150,588,000)	132,830,000
Foreign exchange (gain)/loss on debt and working capital	(40,634,000)	160,791,000	68,202,000
Share-based compensation	27,014,000	19,587,000	13,486,000
Gain on divestment of assets	(559,235,000)		2,798,000
Gain on prepayment of senior notes	(19,270,000)
Derivative settlement of foreign exchange swaps		43,229,000	(17,024,000)
Asset retirement obligation expenditures	(8,390,000)	(14,935,000)	(19,409,000)
Changes in non-cash operating working capital	15,075,000	(12,830,000)	(52,414,000)
Cash flow from operating activities	312,290,000	465,336,000	787,197,000
Financing Activities
Proceeds from the issuance of shares (net of issue costs)	220,410,000	3,205,000	31,350,000
Cash dividends	(35,439,000)	(131,955,000)	(199,263,000)
Increase/(decrease) in bank credit facility	(55,999,000)	6,626,000	(136,918,000)
Proceeds/(repayment) of senior notes	(335,400,000)	(103,198,000)	167,497,000
Derivative settlement on senior notes		43,229,000	(17,024,000)
Changes in non-cash financing working capital	(3,791,000)	(12,320,000)	263,000
Cash flow from/(used in) financing activities	(210,219,000)	(194,413,000)	(154,095,000)
Investing Activities
Capital and office expenditures	(210,611,000)	(497,875,000)	(817,968,000)
Property and land acquisitions	(126,126,000)	(9,552,000)	(18,491,000)
Property divestments	670,364,000	286,614,000	203,576,000
Increase in restricted cash	(392,048,000)
Sale of marketable securities			13,300,000
Changes in non-cash investing working capital	(49,472,000)	(47,586,000)	(17,449,000)
Cash flow from/(used in) investing activities	(107,893,000)	(268,399,000)	(637,032,000)
Effect of exchange rate changes on cash	(419,000)	2,938,000	2,976,000
Change in cash	(6,241,000)	5,462,000	(954,000)
Cash, beginning of year	7,498,000	2,036,000	2,990,000
Cash, end of year	CAD 1,257,000	CAD 7,498,000	CAD 2,036,000